                   MERRIMAN
Graphic Omitted    INVESTMENT TRUST

    MERRIMAN                                    MERRIMAN INVESTMENT TRUST
FLEXIBLE BOND FUND                            1200 Westlake Ave N, Suite 700
                                                    Seattle, WA  98109
                                                      1-800-423-4893
    MERRIMAN                                          1-206-285-8877
GROWTH & INCOME FUND                              www.merrimanfunds.com


    MERRIMAN
CAPITAL APPRECIATION                                INVESTMENT MANAGER
      FUND                                          Merriman Investment
                                                    Management Company
    MERRIMAN                                   1200 Westlake Ave N, Suite 700
ASSET ALLOCATION                                     Seattle, WA  98109
      FUND
                                                     CUSTODIAN AND
    MERRIMAN                                         TRANSFER AGENT
LEVERAGED GROWTH                           Firstar Mutual Fund Services, LLC
      FUND                                             PO Box 701
                                                  Milwaukee, WI  53201
                                                      1-800-224-4743

  ANNUAL REPORT                                        FUND COUNSEL
                                                   Sullivan & Worcester
   YEAR ENDED                                      Boston, Massachusetts
SEPTEMBER 30, 1999

                              OFFICERS & TRUSTEES

                    PAUL A. MERRIMAN, President and Trustee

                  WILLIAM L. NOTARO, Executive Vice President,
                       Secretary, Treasurer, and Trustee

                            DAVID A. EDERER, Trustee

                            BEN W. REPPOND, Trustee

                            DONALD E. WEST, Trustee

Dear Fellow Shareholder:

The Merriman Mutual Funds completed another fiscal year on September 30, 1999, and I am pleased to report that all of our funds produced positive returns for the period. The performance of each fund during the year is detailed later in this letter. To summarize: the Merriman Flexible Bond Fund produced a total return of 2.7 percent; the Merriman Growth and Income Fund rose 13.6 percent; the Merriman Capital Appreciation Fund was up 14.8 percent; the Merriman Asset Allocation Fund was up 11.7 percent; and the Merriman Leveraged Growth Fund was up 24.3 percent.

MANAGING RISKS

At the heart of our investing philosophy is the management of risk, and on the following pages you'll find a description of how we use market-timing to do that. Managing risk is a universal human experience. We manage risk when we walk, for instance being sure to keep our balance, to look before we walk across a street, walk off a curb or descend a flight of stairs. We manage risks when we're driving, watching out for others and constantly balancing our need for safety with our need for progress.

Investment risks always exist, whether they are ignored or confronted. Very few investors give risk management the serious consideration that it deserves. The great bull market of the past few years has perhaps fooled many people into thinking that double-digit annual returns are not only normal but essentially a birthright. I speak to thousands of investors every year, and it's obvious that most of them like to focus their thoughts and their investment decisions on high returns that they hope to achieve. Relatively few have thought systematically and seriously about the risks they incur in seeking those returns. And fewer still have a concrete plan for how they will respond to the inevitable losses that are part of any long-term investment strategy.

At Merriman Mutual Funds, we take risk management very seriously, and I want to share some of our thinking with you. The biggest risk investors face is having their money in the wrong type of asset. Common types of assets include bonds, stocks, real estate, precious metals, futures contracts and the like. This risk extends to choices within each asset type. For instance, within the general category of stocks, the major choices that make the most difference are U.S. companies vs. international ones, small companies vs. large ones, value stocks vs. growth stocks.

One of our fundamental beliefs is that wide global diversification is the best course for most investors, and we apply it in each of our funds. We all know that the Standard & Poor's 500 Index has been a high-performing asset class for the past five years. And we all know (or we should know) that it hasn't always been that way and it won't always be that way in the future. Yet many investors cannot resist the lure of recent performance, and they are taking more risk than they realize by keeping most or all of their equity investments in large U.S. equities - which in the early 1970s experienced a greater than 40 percent loss before turning around.

Accordingly, all our fund portfolios are highly diversified. One result is that our results are never as good as that of the top performing asset class. But this reduces our funds' volatility and exposure to the risk of a bear market in any single asset class.

Once an investor achieves proper diversification, there remain only two significant risk factors left to deal with: market risk and event risk. MARKET RISK is the possibility that an entire asset class may be affected by some trend such as a recession, a change of political leadership or a widespread financial crisis such as the one that hit many Asian countries in 1998. Event risk is the possibility that a market downturn will be triggered by some sudden event such as an assassination, a war or a natural disaster.

Our funds manage market risk through the use of mechanical market-timing systems. While such systems are imperfect and cannot eliminate all temporary losses, we believe our systems have been and will continue to be effective in protecting investors from the largest losses.

Protection against event risk is another matter. No timing system can warn in advance of a sudden collapse of a government or a natural or man-made disaster. By definition, such events (and their aftermath) occur without warning. However, market timing may have the added benefit of being the most effective possible shield against event risk because investors who use timing could happen to be out of the market when the event occurs.

Our funds use a combination of timing entire asset classes such as U.S. bonds and equities, and individual fund timing, which is applied to many of the funds in which we invest. Because of all this timing, for the majority of the time at least some of each of our funds' assets are in cash or cash equivalents. This tends to reduce our performance during bull markets. But it provides investors with an extra measure of protection that they can't find anywhere else. And it tends to reduce our funds' volatility.

THE OUTLOOK

We are often asked for our views of the months and quarters just ahead, and our answers are all the same: We aren't qualified to forecast the future, and we don't try to do so.

We understand the reasons many investors are bullish, and they have much validity. Inflation is extremely low. Interest rates are under control. The U.S. economy continues to grow. Overall, the world is at peace, and many national economies are evolving. Technology is rapidly creating new products and services. Medical care is improving rapidly. Productivity is increasing.

We also understand why many investors are bearish, and we think they have much validity. By historical standards such as book value and earnings per share, U.S. stock prices are seriously overpriced. Escalating demand for Internet stocks sometimes seems to be based more on phantom hopes than on solid business models. The current wave of Baby Boom investors that is pouring retirement funds into the stock market has never experienced a prolonged bear market and may be shocked into panic selling when one occurs. The U.S. stock market indexes have become overly dependent on a relatively small number of large technology stocks such as Microsoft and Intel.

We are neither bears nor bulls. We believe that in the long term, the world's equity markets will continue their upward climb, eventually rewarding patient investors who are willing to assume the risks of uncertainty. But at the same time we believe the current market levels are so high that they are filled with potential danger. We are certain that major bear markets lie ahead, though we cannot predict when or how they will hit.

The investments of the Merriman Mutual Funds are not managed based on any particular view of the future. Instead, we are trend-followers with a mechanical investment strategy that is designed to make money and preserve capital whichever way the market turns.

MARKET TIMING - DIFFERENT FROM THE AVERAGES

Our funds have globally diversified portfolios and they use timing to move into and out of the markets and the funds in which they invest. Because of that, their performance is not directly comparable to that of the popular untimed indexes such as the Dow Jones Industrial Average, the S&P 500 and EAFE.

This presents a challenge to you as an investor: What is the proper benchmark by which such funds should be measured? There is no perfect answer. The charts that accompany this letter compare the performance of our equity Funds with the Standard and Poor's 500 Index and our Flexible Bond Fund with the Salomon BIG Index, both popular, broad-based indexes.

However, we think the best comparison for each of our funds is the performance, without timing, of mutual funds that invest in the same asset classes as the funds in our portfolios. The best data we have is from Morningstar, which tracks thousands of mutual funds. Using that data, we use what we call an Appropriate Benchmark for each of our funds, as follows:

Our Capital Appreciation and Leveraged Growth funds each allocate up to 65 percent of their assets to U.S. equity funds and up to 35 percent to international equity funds. (Within each allocation, investments are switched between equity funds and cash, according to our timing systems.) The Appropriate Benchmark for these two funds is the performance of a theoretical portfolio, always fully invested, composed of equal parts of U.S. growth, aggressive growth and small-cap funds (with 65 percent weighting for the whole) and foreign equity funds, with 35 percent weighting.

The Appropriate Benchmark for the Growth & Income Fund is a portfolio made up of U.S. growth and income funds and foreign stock funds, weighted 65 percent and 35 percent, respectively.

The Appropriate Benchmark for the Asset Allocation Fund is a theoretical portfolio, always fully invested and weighted as follows: foreign stock funds, 30 percent; U.S. growth funds, 10 percent; U.S. aggressive growth funds, 10 percent; U.S. small-cap funds, 10 percent; U.S. corporate high-yield bond funds, 10 percent; U.S. corporate high-quality bond funds, 5 percent; international bond funds, 15 percent; specialty precious metals funds, 10 percent.

The Appropriate Benchmark for the Flexible Bond Fund is a theoretical portfolio, always fully invested and weighted as follows: U.S. corporate high-quality bond funds, 40 percent; U.S. corporate high-yield bond funds, 25 percent; world bond funds, 35 percent.

The reason we use timing is that bull markets can quickly erase months or even years of gains. Our top priority is to manage this risk in order to defend investors' capital while striving to achieve favorable returns.

However, in prolonged bull markets, timing inevitably underperforms a buy-and-hold approach. There are two reasons for that. First, timing has no way to "add value" to a rising market. Even when all signals indicate buy, the timer who is 100 percent invested has no advantage over the buy-and-hold investor who is 100 percent invested.

Second, bull markets are punctuated with temporary declines, some of which inevitably trigger one or more timing models into cautionary sell signals. At the moment of such a signal, there is absolutely no way to know whether it indicates the start of a real bear market or whether it will turn out to be only a false alarm.

There is no reliable way that timers can avoid such counterproductive trades. This is why our equity funds have underperformed the markets during the strong bull market of the past few years.

As a shareholder in the Merriman Mutual Funds, I don't like this performance penalty any more than anyone else. But I regard it as a necessary cost of protecting my capital from major declines. It is somewhat akin to the cost of insuring my home. I'd rather not pay the insurance premium. But I know that a fire or some other disaster is possible, and I'd much rather buy insurance than assume all the risk myself.

Likewise as an investor, I'd much rather pay the underperformance penalty, and protect my investments from a bear market, than leave myself exposed without a defensive strategy. And personally I am certain that a bear market is more likely to threaten my portfolio than a fire is likely to threaten my home.

HOW WE MANAGE THESE FUNDS

As an investor, I want long-term results. Yet I want to know my assets are being actively protected every moment the markets are open. We believe our shareholders deserve nothing less than that. While our investment focus is on long-term results, we manage our funds in the short-term. Every business day, we track current market trends that affect every asset in our portfolio, and we are always ready to act on any new signals from our timing models to guide us as we attempt to maximize gains and minimize losses.

MERRIMAN FLEXIBLE BOND FUND

The Merriman Flexible Bond Fund invests in a broad spectrum of fixed-income securities that in our belief offer the best opportunities to achieve attractive returns with below-average volatility. The Fund's present investment policy is to maintain a balance of 35 percent in international bonds, 25 percent in U.S. high-yield bonds and the remaining 40 percent in high-grade U.S. government and corporate bonds. When our timing systems indicate declining markets, we shift assets to money-market instruments and other cash equivalents.

NOTE: A graph appears at this location in the text comparing the change in value of a $10,000 investment in the Merriman Flexible Bond Fund and the Salomon Big Index.

Start Date                                        10-06-88
End Date                                          09-30-99
Beginning Value                                   $10,000
End Value - Merriman Flexible Bond Fund           $19,468
End Value - Salomon Big Index                     $21,914
Average Annual Total Return of
  Merriman Flexible Bond Fund     1YR        5YR       10YR     Since Inception
                                 2.71%      6.28%      6.88%         7.00%

In the 12 months ending September 30 the Fund appreciated 2.7 percent. According to Morningstar, an untimed portfolio of the same balance of funds (the Appropriate Benchmark for this fund), would have gained 2.8 percent. According to Morningstar, the Fund's volatility over the past five years was 45 percent less than that of the Appropriate Benchmark.

MERRIMAN GROWTH AND INCOME FUND

The Growth and Income Fund invests primarily in growth-and-income funds, employing the same balance of domestic and international funds, and similar timing models to preserve capital, as does the Capital Appreciation Fund. For the 12 months ending September 30, the Fund's total return was up 13.6 percent. A similar mix of domestic and international funds without timing, (the
Appropriate Benchmark for this fund) was up 24.7 percent. According to Morningstar data, the Fund's volatility over the past five years was 44 percent less than that of the Appropriate Benchmark.

NOTE: A graph appears at this location in the text comparing the change in value of a $10,000 investment in the Merriman Growth and Income Fund and the Stand-ard & Poors 500 Index.

Start Date                                        12-29-88
End Date                                          09-30-99
Beginning Value                                   $10,000
End Value - Merriman Growth & Income Fund         $23,260
End Value - S&P 500 Index                         $47,245
Average Annual Total Return of

  Merriman Growth & Income Fund   1YR        5YR       10YR     Since Inception
                                 13.61%     13.45%     8.80%         9.20%

MERRIMAN CAPITAL APPRECIATION FUND

The Merriman Capital Appreciation Fund seeks growth of capital by investing in U.S. and international growth, aggressive growth and small-cap funds. Our present investment policy allocates 65 percent of the portfolio to U.S. equity funds and 35 percent to international equity funds. As with all our funds, whenever our timing models indicate the risk of loss is greater than the potential for gain, we take defensive action and move into money market instruments or other cash equivalents.

NOTE: A graph appears at this location in the text comparing the change in value of a $10,000 investment in the Merriman Capital Appreciation Fund and the Standard & Poors 500 Index.

Start Date                                        05-02-89
End Date                                          09-30-99
Beginning Value                                   $10,000
End Value - Merriman Capital Appreciation Fund    $22,042
End Value - S&P 500 Index                         $47,245
Average Annual Total Return of

  Merriman Capital Appreication Fund   1YR      5YR     10YR     Since Inception
                                      14.83%   10.61%   8.22%         8.40%

In the year ended September 30, the Fund was up 14.8 percent. A similar mix of domestic and international funds without timing, (the Appropriate Benchmark for this fund) was up 33.4 percent. According to Morningstar, the Fund's volatility over the past five years was 46 percent less than that of the Appropriate Benchmark.

MERRIMAN ASSET ALLOCATION FUND

The Asset Allocation Fund spreads its investments among five major asset groups and applies market timing to each one. The Fund's present investment policy is to maintain 30 percent of the portfolio in domestic equity funds, 30 percent in international equity funds, 15 percent in U.S. bond funds, 15 percent in international bond funds and 10 percent in gold funds.

NOTE: A graph appears at this location in the text comparing the change in value of a $10,000 investment in the Merriman Asset Allocation Fund and the Stand-ard & Poors 500 Index.

Start Date                                        05-02-89
End Date                                          09-30-99
Beginning Value                                   $10,000
End Value - Merriman Asset Allocation Fund        $20,183
End Value - S&P 500 Index                         $47,245
Average Annual Total Return of

  Merriman Asset Allocation Fund  1YR        5YR       10YR     Since Inception
                                 11.69%     7.72%      7.27%         10.20%

For the year ending September 30, the Fund's total return was up 11.7 percent. According to Morningstar data, an untimed portfolio of the same balance of funds, (the Appropriate Benchmark for this fund) would have gained 21.8 percent. The Asset Allocation Fund's volatility over the past five years was 25 percent less than that of multi-asset global funds tracked by Morningstar.

MERRIMAN LEVERAGED
GROWTH FUND

The Leveraged Growth Fund's defensive strategy uses market timing systems similar to those of the Capital Appreciation Fund and maintains a similar balance of domestic and international funds. During rising markets, this Fund takes a more aggressive approach in order to seek above-average returns. The Fund may borrow up to $1 for every $2 of its net assets in order to make additional investments when our timing models indicate a high probability of gain.

NOTE: A graph appears at this location in the text comparing the change in value of a $10,000 investment in the Merriman Leveraged Growth Fund and the Stand-ard & Poors 500 Index.

Start Date                                        05-27-92
End Date                                          09-30-99
Beginning Value                                   $10,000
End Value - Merriman Leveraged Growth Fund        $20,381
End Value - S&P 500 Index                         $36,352
Average Annual Total Return of

  Merriman Leveraged Growth Fund       1YR        5YR        Since Inception
                                      24.33%     14.03%          10.18%

For the 12 months ended September 30, the Fund's total return was up 24.3 percent, compared with a gain of 33.4 percent for a similar mix of domestic and international equity funds held without timing or leverage, (the Appropriate Benchmark for this fund). According to Morningstar, the Fund's volatility over the past five years was 23 percent less than that of the Appropriate Benchmark.

IN SUMMARY

While U.S. stocks have provided rich rewards for investors in recent years, we do not believe that most investors, especially the many who began their investment experience in the 1990s, are prepared psychologically for the serious losses that could occur in a prolonged bear market. This lack of preparation is likely to lead many people into untimely, emotional investment decisions that will compound whatever damage their portfolios suffer as a result of market swings.

In our view, broad diversification, coupled with automatic, mechanical timing, is the best way investors can avoid such untimely decisions and minimize market risks while they attempt to preserve and grow their capital. We appreciate your confidence in the Merriman Mutual Funds and in our defensive approach to investing. We will continue to closely watch each of your investments every business day, and we hope to have another favorable report for you next year.

Sincerely,

Paul A. Merriman
President

                          MERRIMAN FLEXIBLE BOND FUND

                            Portfolio of Investments
                               September 30, 1999

                                                                    MARKET VALUE

  SHARES                                                               (NOTE 2A)

  ------                                                               ---------
               INTERNATIONAL BOND FUNDS:  35.37%

               -------------------------  ------
  50,125       AIM Emerging Markets Debt Fund Class A ...........       $403,008
  38,104       Am Cent-Benham Intl Bond Fund ....................        414,947
  40,117       Federated Intl Income Fund Class A ...............        402,378
  46,838       Fidelity Adv Emerging Mkts Inc Fund ..............        405,152
  48,179       Fidelity International Fund ......................        417,709
  40,241       Scudder Global Bond Fund .........................        378,665
  39,821       Scudder International Bond Fund ..................        399,005
                                                                         -------
               Total International Bond Funds

               (Cost $2,803,353).................................      2,820,864
                                                                       ---------

               MONEY MARKET FUNDS:  46.96%

               ---------------------------
  82,202       AIM Cash Reserve Fund.............................         82,202
 395,987       Am Cent-Benham Gov't Fund.........................        395,987
 396,315       Columbia Daily Income Fund........................        396,315
 384,707       Dreyfus Institutional Money Market Fund...........        384,707
 817,630       Federated Money Market Trust Fund.................        817,630
 398,576       Federated Short Term US Gov't Trust Fund..........        398,576
  12,445       Fidelity Cash Reserves Fund.......................         12,445
   1,976       Fidelity Daily Money Market Portfolio Fund........          1,976
 404,281       Fidelity US Govt Res Money Mkt Fund...............        404,281
 406,995       Stein Roe Cash Reserves Fund......................        406,995
 444,527       Strong Money Market Fund..........................        444,527
                                                                         -------
               Total Money Market Funds

               (Cost $3,745,641).................................      3,745,641
                                                                       ---------

PRINCIPAL
 AMOUNT

                SHORT-TERM DEMAND NOTES:  17.91%
$384,800        American Family, Inc.

                5.0234%, 12/31/2031..............................        384,800
 391,600        Firstar Bank Milwaukee, NA

                5.13%, 12/31/2031................................        391,600
 236,000        General Mills, Inc.
                4.985%, 12/31/2031...............................        236,000
 351,800        Pitney Bowes, Inc.
                4.985%, 12/31/2031...............................        351,800
  64,100        Warner Lambert, Inc.
                5.0230%, 12/31/2031..............................         64,100
                                                                          ------
                Total Short-Term Demand Notes

                (Cost $1,428,300)................................      1,428,300
                                                                       ---------
                Total Investment in Securities

                (Cost $7,977,294) (a)........................100.24%   7,994,805

                Liabilities in Excess

                 of other assets............................. (0.24)%   (18,716)
                                                              -----     -------
                NET ASSETS...................................100.00%  $7,976,089

                                                            =======   ==========

(a) Cost for federal income tax purposes is the same and net unrealized appreciation consists of:

                Gross unrealized appreciation...............           $  25,133
                Gross unrealized depreciation...............             (7,622)
                                                                         ------

                Net Unrealized Appreciation.................           $  17,511
                                                                       =========
                 See Accompanying Notes to Financial Statements

                          MERRIMAN GROWTH & INCOME FUND

                            Portfolio of Investments
                               September 30, 1999

                                                                    MARKET VALUE

  SHARES                                                               (NOTE 2A)

  ------                                                               ---------
              DOMESTIC EQUITY FUNDS:  14.76%

              ------------------------------
 59,701       Founders Blue Chip Fund .........................         $426,866
 27,638       INVESCO Growth & Income Fund ....................          425,352
 12,982       Janus Growth & Income Fund ......................          441,252
                                                                         -------
              Total Domestic Equity Funds

              (Cost $1,313,723)................................        1,293,470
                                                                       ---------

              INTERNATIONAL EQUITY FUNDS:  26.40%

              -----------------------------------
 45,501       AIM Global Growth & Income Fund Class A ............       346,716
 21,249       Fidelity International Growth Fund .................       527,835
 23,966       INVESCO European Fund ..............................       410,303
  8,583       Scudder International Fund .........................       480,808
 45,662       Strong International Stock Fund ....................       547,489
                                                                         -------
              Total International Equity Funds

              (Cost $2,023,731)...................................     2,313,151
                                                                       ---------

              MONEY MARKET FUNDS:  52.50%

              ---------------------------
414,986       Am Cent Benham Govt Agency Fund ....................       414,986
443,525       Columbia Daily Income Fund .........................       443,525
400,558       Federated Money Market Trust Fund ..................       400,558
  9,692       INVESCO Cash Reserves Fund..........................         9,692
432,979       Janus Gov't Money Market Fund ......................       432,979
391,653       Lexington Money Market Fund ........................       391,653
411,279       SAFECO Money Market Fund ...........................       411,279
383,784       Scudder Investment Trust Fund ......................       383,784
394,343       Solomon Brothers Cash Mgmt Fund ....................       394,343
395,947       Stein Roe Cash Reserves Fund .......................       395,947
446,490       Value Line Cash Fund ...............................       446,490
474,423       Weiss Peck Money Market Fund .......................       474,423
                                                                         -------
              Total Money Market Funds

              (Cost $4,599,659)...................................     4,599,659
                                                                       ---------

Principal
  Amount

              Short-Term Demand Notes:   6.33%
$354,800      Firstar Bank Milwaukee, NA

              5.13%, 12/31/2031...................................       354,800
 199,900      Warner Lambert Inc.
              5.023%, 12/31/2031..................................       199,900
                                                                         -------
              Total Short-Term Demand Notes

              (Cost $554,700).....................................       554,700
                                                                         -------

              Total Investment in Securities

              (Cost $8,491,813) (a)............................99.99%  8,760,980

              Other Assets

               Less Liabilities................................ 0.01%        676
                                                                ----         ---

              NET ASSETS......................................100.00% $8,761,656

                                                             =======  ==========


(a) Cost for federal income tax purposes is the same and net unrealized depreciation consists of:

                        Gross unrealized appreciation..............$     361,107
                        Gross unrealized depreciation..............     (91,940)
                                                                        -------
                        Net Unrealized Appreciation................$     269,167
                                                                   =============

                 See Accompanying Notes to Financial Statements

                       MERRIMAN CAPITAL APPRECIATION FUND

                            Portfolio of Investments
                               September 30, 1999

                                                                    MARKET VALUE

  SHARES                                                               (NOTE 2A)

  ------                                                               ---------
                DOMESTIC EQUITY FUNDS:  25.36%

                ------------------------------
  13,297        Columbia Growth Fund ...........................        $596,492
  28,281        Founders Growth Fund ...........................         609,163
  35,613        INVESCO Endeavor Fund ..........................         649,943
  15,637        Scudder Securities Trust Dev Fund ..............         613,425
  30,743        Value Line Special Situations Fund .............         636,682
                                                                         -------
                Total Domestic Equity Funds

                (Cost $3,140,000)...............................       3,105,705
                                                                       ---------

                INTERNATIONAL EQUITY FUNDS:  18.97%

                -----------------------------------
 61,248         Am Cent-Benham Int'l Growth Fund ...............         651,068
 27,615         Founders Worldwide Growth Fund .................         654,464
 46,924         Fidelity International Value Fund ..............         745,156
 15,842         INVESCO European Fund ..........................         271,207
                                                                         -------
                Total International Equity Funds

                (Cost $2,021,363)...............................       2,321,895
                                                                       ---------

                MONEY MARKET FUNDS:  51.47%

                ---------------------------
658,628         Am Cent-Benham Prime Money Mkt Fund.............         658,628
 24,367         Columbia Daily Income Fund......................          24,367
630,720         Federated Money Market Trust Fund...............         630,720
628,560         Fidelity Cash Reserve Fund......................         628,560
595,709         Founders Money Market Fund......................         595,709
532,388         INVESCO Cash Reserves Fund......................         532,388
668,307         Lexington Money Market Fund.....................         668,308
623,158         Neuberger Cash Reserves Fund....................         623,158
635,692         Safeco Money Market Fund........................         635,692
 10,000         Scudder U.S. Treasury Fund......................          10,000
519,963         Stein Roe Cash Reserves Fund....................         519,963
 38,279         USAA Money Market Fund..........................          38,279
595,324         USAA Treasury Money Market Fund.................         595,324
140,745         Value Line Cash Fund............................         140,745
                                                                         -------
                Total Money Market Funds

                (Cost $6,301,841)...............................       6,301,841
                                                                       ---------


PRINCIPAL
  AMOUNT

  ------
                SHORT-TERM DEMAND NOTES:  4.25%

                -------------------------------
$470,000        Firstar Bank Milwaukee, NA

                5.13%, 12/31/2031...............................         470,000
  49,700        General Mills, Inc

                4.985%, 12/31/2031..............................          49,700
                                                                          ------
                Total Short-Term Demand Notes

                (Cost $519,700).................................         519,700
                                                                         -------
                Total Investment in Securities

                (Cost $11,982,904).......................(a)  100.05% 12,249,141

                Liabilities in Excess

                 of Other Assets..............................(0.05)%    (6,073)
                                                              -----      ------

                NET ASSETS................................   100.00% $12,243,068
                                                             ======  ===========


(a) Cost for federal income tax purposes is the same and net unrealized depreciation consists of:

                Gross unrealized appreciation....................$       332,160
                Gross unrealized depreciation....................       (65,923)
                                                                        -------

                Net Unrealized Appreciation......................$       266,237
                                                                 ===============

See Accompanying Notes to Financial Statements

                         MERRIMAN ASSET ALLOCATION FUND

                            Portfolio of Investments
                               September 30, 1999

                                                                    MARKET VALUE

 SHARES                                                                (NOTE 2A)

 ------                                                                ---------
              DOMESTIC EQUITY FUNDS:  4.94%

              -----------------------------
525,684       Founders Mid-Cap Growth Fund

              (Cost $535,000).....................................$      525,684
                                                                        --------

              INTERNATIONAL EQUITY FUNDS:  24.62%

              -----------------------------------
 31,950       Federated Intl Equity Fund .........................       715,674
 31,310       Fidelity Advisor Emerging Mkts Inc Fund ............       270,828
 36,991       Fidelity Advisors Overseas Mkts Fund ...............       739,442
 11,814       INVESCO European Fund ..............................       202,260
 12,351       Scudder International Fund .........................       691,895
                                                                         -------
              Total International Equity Funds

              (Cost $2,229,445)..................................      2,620,099
                                                                       ---------

              INTERNATIONAL BOND FUNDS:  12.83%

              ---------------------------------
 33,835       AIM Emerging Mkts Debt Fund Class A ...............        272,030
 64,630       Fidelity International Fund .......................        560,341
 53,129       Scudder International Bond Fund ...................        532,348
                                                                         -------
              Total International Bond Funds

              (Cost $1,343,316)..................................      1,364,719
                                                                       ---------

               GOLD FUNDS:  11.09%

               -------------------
 75,065        Lexington Gold Fund...............................        270,234
110,843        Rydex Series - Precious Metals Fund...............        591,904
 47,882        USAA Gold Fund....................................        317,937
                                                                         -------
               Total Gold Funds

               (Cost $1,005,691).................................      1,180,075
                                                                       ---------

                MONEY MARKET FUNDS:  44.31%

                ---------------------------
1,189,892       AIM Cash Reser1,189,892s Fund

  499,862       Am Cent-Benham Prime Money Mkt Fund .............        499,862
  345,707       Am Cent-Benham Government Fund ..................        345,707
  348,669       Federated Money Market Trust Fund ...............        348,669
  502,004       Fidelity Cash Reserve Fund ......................        502,004
   55,847       Founders Money Market Fund.......................         55,847
  371,733       INVESCO Cash Reserves Fund ......................        371,733
  436,234       INVESCO US Govt Money Mkt Fund ..................        436,234
  718,018       Stein Roe Cash Reserves Fund ....................        718,018
  246,455       USAA Money Market Fund ..........................        246,455
                                                                         -------
                Total Money Market Funds

                (Cost $4,714,421)................................      4,714,421
                                                                       ---------

PRINCIPAL
 AMOUNT

                SHORT-TERM DEMAND NOTES:  3.76%

                -------------------------------
$ 18,100        American Family, Inc.

                5.0234%, 12/31/2031..............................         18,100
 382,900        Firstar Bank Milwaukee, NA,
                5.13%, 12/31/2031................................        382,900

                Total Short-Term Demand Notes

                (Cost $401,000)..................................        401,000

                Total Investment in Securities

                (Cost $10,228,873) (a).......................101.55%  10,805,998

                Liabilities in Excess

                   of Other Assets............................(1.55%)  (165,110)

                                                              -----    --------

                NET ASSETS...................................100.00% $10,640,888

                                                            =======  ===========



(a) Cost for federal income tax purposes is the same and net unrealized appreciation consists of:

                Gross unrealized appreciation....................$       586,441
                Gross unrealized depreciation....................        (9,316)
                                                                         ------

                Net Unrealized Appreciation......................$       577,125
                                                                 ===============

See Accompanying Notes to Financial Statements

                         MERRIMAN LEVERAGED GROWTH FUND

                            Portfolio of Investments
                               September 30, 1999

                                                                    MARKET VALUE

  SHARES                                                               (NOTE 2A)
                DOMESTIC EQUITY FUNDS:  29.59%
                ------------------------------
  39,720        Columbia Special Fund ..........................        $930,631
  42,308        Founders Growth Fund ...........................         911,308
  52,731        INVESCO Endeavor Fund ..........................         962,342
  32,715        Robertson Stephens Value Plus Fund .............         891,816
  36,811        Strong Growth Fund .............................         935,000
  17,464        Value Line Leveraged Growth Fund ...............         918,410
                                                                         -------
                Total Domestic Equity Funds

                (Cost $5,615,060)...............................       5,549,507
                                                                       ---------

                INTERNATIONAL EQUITY FUNDS:  32.31%

                -----------------------------------
   41,992       Federated Intl Equity Fund Class A .............         940,627
   48,718       Federated Intl Small Co Fund Class A ...........       1,347,050
   62,831       Fidelity International Value Fund ..............         997,751
   40,576       Founders Worldwide Growth Fund .................         961,662
   53,957       INVESCO European Fund ..........................         923,741
   32,606       Scudder Greater Euro Growth Fund ...............         889,165
                                                                         -------
                Total International Equity Funds

                (Cost $4,873,456)...............................       6,059,996
                                                                       ---------

                MONEY MARKET FUNDS:  34.01%

                ---------------------------
   54,063       Columbia Daily Income Fund......................          54,063
  894,884       Federated Money Market Trust Fund ..............         894,884
  843,873       Fidelity Cash Reserves Fund ....................         843,873
1,019,967       Founders Money Market Fund .....................       1,019,967
  624,321       INVESCO Cash Reserves Fund .....................         624,321
  295,474       Robertson Stephen Auto Cash Mgmt Fund ..........         295,474
  886,645       Stein Roe Cash Reserves Fund ...................         886,645
   67,482       Strong Money Market Fund........................          67,482
  860,430       USAA Money Market Fund .........................         860,430
  830,773       Value Line Cash Fund............................         830,773
                                                                         -------
                Total Money Market Funds

                (Cost $6,377,912)...............................       6,377,912
                                                                       ---------


PRINCIPAL
 AMOUNT

 ------
                SHORT-TERM DEMAND NOTES:  4.10%

                ------------------------  -----
$727,100        Firstar Bank Milwaukee, NA

                5.13%, 12/31/2031...............................         727,100
  40,400        Warner Lambert, Inc.
                5.023%, 12/31/2031..............................          40,400
                                                                          ------
                Total Short-Term Demand Notes

                (Cost $767,500).................................         767,500
                                                                         -------
                Total Investment in Securities

                (Cost $17,633,928) (a)....................100.01%     18,754,915

                Liabilities in Excess

                 of other Assets...........................(0.01%)         (931)
                                                           -----           ----

                NET ASSETS................................100.00%   $ 18,753,984
                                                         =======    ============


(a) Cost for federal income tax purposes is the same and net unrealized depreciation consists of:

                Gross unrealized appreciation.......................$  1,208,822
                Gross unrealized depreciation.......................    (87,835)
                                                                        -------
                Net Unrealized Appreciation.........................$  1,120,987

                                                                    ============

                 See Accompanying Notes to Financial Statements


                                                             STATEMENTS OF ASSETS AND LIABILITIES
                                                                       September 30, 1999


                                                                              MERRIMAN      MERRIMAN      MERRIMAN        MERRIMAN
                                                           MERRIMAN           GROWTH &       CAPITAL        ASSET         LEVERAGED

                                                         FLEXIBLE BOND         INCOME     APPRECIATION    ALLOCATION       GROWTH
                                                             FUND               FUND          FUND           FUND           FUND

                                                             ----               ----          ----           ----           ----

ASSETS

Investments in securities, at market value
   (identified cost $7,977,294, $8,491,813, $11,982,904,

   $10,228,873 and $17,633,928, respectively) (Note 2)    $  7,994,805    $  8,760,980   $ 12,249,141   $ 10,805,998    $ 18,754,915
Cash (overdraft)                                                   (40)             15            (15)       (12,094)          (161)
Dividends and interest receivable                               25,427          17,866         24,075         15,153          19,311
Receivable for investments sold                                     --             179             --          1,709          10,847
                                                                ------             ---          -----          -----          ------
  Total assets                                               8,020,192       8,779,040     12,273,201     10,810,766      18,784,912
                                                             ---------       ---------     ----------     ----------      ----------

LIABILITIES

Accrued management fees                                          5,819           9,061         12,787         11,015          19,462
Other accrued expenses                                           7,063           8,323         17,346         21,009          11,466
Payable for capital stock repurchased                           17,267              --             --        137,854              --
Distributions payable                                           13,954              --             --             --              --
                                                                ------           -----          -----         ------           -----
  Total liabilities                                             44,103          17,384         30,133        169,878          30,928
                                                                ------          ------         ------        -------          ------

NET ASSETS

  (Applicable to 801,029,  847,656, 1,224,968, 1,022,045,
  and 1,491,393 shares of beneficial interest with no

  par value, unlimited number of shares authorized)       $  7,976,089    $  8,761,656   $ 12,243,068   $ 10,640,888    $ 18,753,984
                                                          ============    ============   ============   ============    ============

PRICING OF SHARES

  Net asset value, offering and redemption price per share
  $ 7,976,089 /   801,029 shares                          $       9.96

                                                          ============
  $ 8,761,656 /   847,656 shares                                          $      10.34
                                                                          ============
  $12,243,068 / 1,224,968 shares                                                         $       9.99
                                                                                         ============
  $10,640,888 / 1,022,045 shares                                                                        $      10.41
                                                                                                        ============
  $18,753,984 / 1,491,393 shares                                                                                        $      12.57
                                                                                                                        ============

NET ASSETS

  At September 30, 1999, net assets consisted of:

   Paid-in capital                                        $  8,041,280    $  7,846,351   $ 10,699,099   $  9,390,702    $ 15,289,866
   Undistributed net investment income                             754              --        109,574        208,142              --
   Accumulated net realized gain (loss)                        (83,456)        646,138      1,168,158        464,919       2,343,131
   Unrealized appreciation on investments                       17,511         269,167        266,237        577,125       1,120,987
                                                                ------         -------        -------        -------       ---------
                                                          $  7,976,089    $  8,761,656   $ 12,243,068   $ 10,640,888    $ 18,753,984
                                                          ============    ============   ============   ============    ============


                 See Accompanying Notes to Financial Statements


                                                                          STATEMENTS OF OPERATIONS
                                                                      Year Ended September 30, 1999


                                                                              MERRIMAN      MERRIMAN      MERRIMAN         MERRIMAN
                                                           MERRIMAN           GROWTH &       CAPITAL        ASSET          LEVERAGED

                                                         FLEXIBLE BOND         INCOME     APPRECIATION    ALLOCATION        GROWTH
                                                             FUND               FUND          FUND           FUND            FUND

                                                             ----               ----          ----           ----            ----

INVESTMENT INCOME

  Interest                                                $     40,050    $     27,031   $     23,224   $     19,489    $     22,787
  Dividends                                                    446,178         193,790        403,519        492,691         365,163
                                                               -------         -------        -------        -------         -------
   Total investment income                                     486,228         220,821        426,743        512,180         387,950
                                                               -------         -------        -------        -------         -------

EXPENSES

  Management fees (Note 3)                                      80,844         111,256        162,528        143,246         226,149
  Accounting services                                           18,246          20,005         29,650         24,120          39,592
  Custodian fees                                                 3,364           4,117          5,715          6,095           7,167
  Transfer agent fees                                            7,114           7,806         12,217         12,662          14,143
  Interest expense (Note 4)                                         --              --             --             --         150,667
  Professional services                                          6,960           7,688         10,632         10,307          14,115
  Registration fees                                              5,101           4,458          8,247          8,467           8,689
  Insurance and other                                            3,377           3,032          4,803          4,345           6,333
  Printing                                                       1,405           1,231          1,261          1,198           3,011
  Trustees fees                                                    226             232            365            469             547
                                                                   ---             ---            ---            ---             ---

Expenses before reimbursement                                  126,637         159,825        235,418        210,909         470,413
                                                               -------         -------        -------        -------         -------
Reimbursement by advisor (Note 3)                                5,550              --             --             --              --
                                                                 -----         -------        -------        -------         -------
Total expenses                                                 121,087         159,825        235,418        210,909         470,413
                                                               -------         -------        -------        -------         -------
Net investment income                                          365,141          60,996        191,325        301,271        (82,463)
                                                               -------          ------        -------        -------        -------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

    Net realized gain (loss) from security transactions        (84,374)        148,916        628,899        110,347       1,408,667
    Capital  gain distributions from  regulated
     investment companies                                       10,554         514,131        538,537        354,918       1,018,656
    Net increase (decrease) in unrealized appreciation
     (depreciation) of investments                             (87,584)        387,813        469,582        530,941       1,366,712
                                                               -------         -------        -------        -------       ---------
Net realized and unrealized gain (loss) on investments        (161,404)      1,050,860      1,637,018        996,206       3,794,035
                                                              --------       ---------      ---------        -------       ---------
Net increase in net assets resulting from  operations     $    203,737    $  1,111,856   $  1,828,343   $  1,297,477    $  3,711,572
                                                          ============    ============   ============   ============    ============

                 See Accompanying Notes to Financial Statements


                                                          STATEMENTS OF CHANGES IN NET ASSETS


                                                                           Merriman Flexible                 Merriman Growth &
                                                                              Bond Fund                         Income Fund

                                                                              ---------                         -----------
                                                                        Year Ended      Year Ended      Year Ended      Year Ended
                                                                       September 30,   September 30,    September 30,  September 30,

                                                                           1999            1998            1999             1998
                                                                          ----            ----            ----             ----

OPERATIONS:

  Net investment income                                                  $   365,141     $   518,347      $    60,996    $   236,584
  Net realized gain (loss) on investments                                    (84,374)         10,873          148,916      1,176,879
  Capital gain distributions from regulated investment
    companies                                                                 10,554          12,656          514,131        426,459
  Net increase (decrease) in unrealized appreciation on investments          (87,584)       (287,604)         387,813    (1,546,066)
                                                                             -------        --------          -------    ----------
  Net increase in net assets resulting from operations                       203,737         254,272        1,111,856        293,856

DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions from net realized gain on investments                            --         (189,519)        (585,865)   (2,141,643)
  Distributions from net investment income                                  (364,405)       (550,400)        (118,817)     (195,416)

CAPITAL SHARE TRANSACTIONS:

  Increase (decrease) in net assets resulting from capital

    share transactions (Note 6)                                              636,822      (1,233,968)        (163,743)     1,047,075
                             -                                               -------      ----------         --------      ---------
  Total increase (decrease)                                                  476,154      (1,719,615)         243,431      (996,128)

NET ASSETS

  Beginning of year                                                        7,499,935       9,219,550        8,518,225      9,514,353
                                                                           ---------       ---------        ---------      ---------
  End of year*                                                           $ 7,976,089     $ 7,499,935      $ 8,761,656    $ 8,518,225
                                                                         ===========     ===========      ===========    ===========


* Including undistributed net investment income of:                      $       754     $       18       $        --    $    41,168
                                                                         ===========     ==========       ===========    ===========


                                                                            Merriman Capital                  Merriman Asset
                                                                            Appreciation Fund                Allocation Fund

                                                                            -----------------                ---------------
                                                                        Year Ended      Year Ended      Year Ended      Year Ended
                                                                       September 30,   September 30,   September 30,   September 30,

                                                                           1999            1998            1999            1998
                                                                           ----            ----            ----            ----
OPERATIONS:

  Net investment income                                                  $   191,325      $  229,448       $  301,271    $   516,220
  Net realized gain on investments                                           628,899       1,736,994          110,347      1,276,292
  Capital gain distributions from regulated investment
   companies                                                                 538,537         602,938          354,918        411,558
  Net increase (decrease) in unrealized appreciation on investments          469,582      (3,123,146)         530,941    (2,584,191)
                                                                             -------      ----------          -------    ----------
  Net increase (decrease) in net assets resulting from operations          1,828,343        (553,766)       1,297,477      (380,121)

Distributions to shareholders:

  Distributions from net realized gain on investments                       (469,197)     (2,717,812)        (381,247)   (1,744,120)
  Distributions from net investment income                                   (81,751)       (229,448)         (93,129)     (631,484)

CAPITAL SHARE TRANSACTIONS:

  Increase (decrease) in net assets resulting from capital

   share transactions (Note 6)                                            (1,678,023)        577,330       (2,350,512)   (1,619,333)
                            -                                             ----------         -------       ----------    ----------
  Total decrease                                                            (400,628)     (2,923,696)      (1,527,411)   (4,375,058)

NET ASSETS

  Beginning of year                                                       12,643,696      15,567,392       12,168,299     16,543,357
                                                                          ----------      ----------       ----------     ----------
  End of year*                                                           $12,243,068     $12,643,696      $10,640,888    $12,168,299
                                                                         ===========     ===========      ===========    ===========


* Including undistributed net investment income of:                      $   109,574     $         -      $   208,142    $         -
                                                                         ===========     ===========      ===========    ===========


                 See Accompanying Notes to Financial Statements


                                       STATEMENTS OF CHANGES IN NET ASSETS (Continued)


                                                                                           Merriman Leveraged
                                                                                              Growth Fund

                                                                                              -----------
                                                                                  Year Ended              Year Ended
                                                                                 September 30,           September 30,

                                                                                     1999                     1998
                                                                                     ----                     ----

OPERATIONS:

  Net investment income (loss)                                                 $       (82,463)         $       77,075
  Net realized gain on investments                                                   1,408,667               2,559,464
  Capital gain distributions from regulated investment companies                     1,018,656               1,019,123
  Net increase (decrease) in unrealized appreciation on investments                  1,366,712              (4,752,006)
                                                                                     ---------              ----------
  Net increase (decrease) in net assets resulting from operations                    3,711,572              (1,096,344)

DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions from net realized gain on investments                                 (937,419)             (3,585,901)
  Distributions from net investment income                                                   -                 (77,075)

CAPITAL SHARE TRANSACTIONS:

  Increase (decrease) in net assets resulting from

   capital share transactions (Note 6)                                                 492,014               2,461,888
                                    -                                                  -------               ---------
  Total increase (decrease)                                                          3,266,167              (2,297,432)

NET ASSETS

  Beginning of year                                                                 15,487,817              17,785,249
                                                                                    ----------              ----------
  End of year*                                                                  $   18,753,984         $    15,487,817
                                                                                ==============         ===============


* Including undistributed net investment income of:                             $           -          $             -
                                                                                =============          ===============


                 See Accompanying Notes to Financial Statements


                                                                      MERRIMAN LEVERAGED GROWTH FUND
                                                                          STATEMENT OF CASH FLOWS


                                                                                   Year Ended                  Year Ended
                                                                                  September 30,               September 30,

                                                                                      1999                        1998
                                                                                      ----                        ----

CASH FLOWS FROM OPERATING ACTIVITIES:

  Dividends and interest received                                               $       405,890             $       566,248
  Operating expenses paid                                                              (470,786)                   (567,681)
  Net purchases of short-term investments                                            (3,802,246)                   (613,973)
  Purchases of portfolio securities                                                 (52,185,135)                (60,596,479)
  Proceeds from sales of portfolio securities                                        55,488,967                  68,392,740
  Long-term capital gain distributions received                                       1,018,656                   1,019,123
                                                                                      ---------                   ---------
    Net cash provided by operating activities                                           455,346                   8,199,978
                                                                                        -------                   ---------
CASH FLOWS FROM FINANCING ACTIVITIES:

  Proceeds from capital shares sold                                                   5,015,242                   2,917,335
  Payments on capital shares redeemed                                                (5,420,614)                 (3,948,058)
  Cash dividends paid *                                                                 (50,113)                   (171,132)
  Net increase (decrease) in loan payable to custodian bank                                   -                  (7,000,000)
                                                                                     ----------                  ----------
  Net cash used for financing activities                                               (455,485)                 (8,201,855)
                                                                                       --------                  ----------
  Net change in cash                                                                       (139)                     (1,877)
  Cash at beginning of year                                                                 (22)                      1,855
                                                                                            ---                       -----
  Cash (overdraft) at end of year                                               $          (161)               $        (22)
                                                                                ===============                ============

RECONCILIATION  OF  NET  INCREASE   (DECREASE)  IN  NET  ASSETS  RESULTING  FROM
 OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase (decrease) in net assets resulting from operations               $     3,711,572                $ (1,096,344)
                                                                                ---------------                ------------

ADJUSTMENTS TO RECONCILE NET INCREASE  (DECREASE) IN NET ASSETS  RESULTING  FROM
 OPERATIONS TO NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES:

  (Increase) decrease in investment securities                                       (3,273,793)                  9,374,830
  (Increase) decrease in dividends and interest receivable                               17,940                     (36,479)
  Increase (decrease) in accrued management fees                                          3,238                      (1,474)
  Increase (decrease) in other accrued expenses                                          (3,611)                    (40,555)
                                                                                         ------                     -------

  Total Adjustments                                                                  (3,256,226)                  9,296,322
                                                                                     ----------                   ---------

    Net cash provided by operating activities                                   $      455,346                 $ 8,199,978
                                                                                ==============                 ===========



* Non-cash financing activities included herein consist of reinvestment of distributions to shareholders of $887,306 and $3,491,844, respectively.

See Accompanying Notes to Financial Statements


                                                    MERRIMAN MUTUAL FUNDS
                                                     FINANCIAL HIGHLIGHTS


                                                                  Flexible Bond Fund
                                                     (for a share outstanding throughout the year)

                                                                Year Ended September 30,

                                                    1999               1998              1997               1996            1995
                                                    ----               ----              ----               ----            ----

Net asset value, beginning of year             $      10.15       $      10.74      $       10.36      $      10.23    $        9.94
Income from investment operations
  Net investment income                                0.46               0.63               0.60              0.63             0.55
  Net gains or losses on securities
   (realized and unrealized)                          (0.19)             (0.32)              0.38              0.13             0.29

   Total from investment operations                    0.27               0.31               0.98              0.76             0.84

Less distributions:

  From investment income                              (0.46)             (0.67)             (0.60)            (0.63)          (0.55)
  From realized capital gains                            --              (0.23)                --                --               --

   Total distributions                                (0.46)             (0.90)             (0.60)            (0.63)          (0.55)

Net asset value, end of year                   $       9.96         $    10.15        $     10.74        $    10.36        $   10.23

Total return                                           2.71%             3.03%               9.64%             7.62%           8.63%

Net assets, end of year ($000)                 $      7,976         $   7,500         $     9,220        $    8,661        $   8,592
Ratio of expenses to average net assets                1.57%*           1.50%                1.46%             1.49%           1.50%
Ratio of net income to average net assets              4.52%            5.93%                5.54%             6.05%           5.17%

Portfolio turnover rate                              435.08%          206.12%              172.73%           139.77%         291.46%

* Prior to reimbursement from advisor



                                                                              Growth & Income Fund
                                                                   (for a share outstanding throughout the year)

                                                                           Year Ended September 30,

                                                    1999                1998             1997               1996             1995
                                                    ----                ----             ----               ----             ----

Net asset value, beginning of year             $       9.87       $      12.96      $      11.65       $      11.32     $      10.86
                                               ------------       ------------      ------------       ------------     ------------
Income from investment operations

  Net investment income                                0.08               0.32              0.19               0.27             0.24
  Net gains or losses on securities
   (realized and unrealized)                           1.40              (0.17)             2.40               1.02             1.29
                                                       ----              -----              ----               ----             ----
   Total from investment operations                    1.48               0.15              2.59               1.29             1.53
                                                       ----               ----              ----               ----             ----
Less distributions:

  From investment income                              (0.15)             (0.27)            (0.24)             (0.27)          (0.21)
  From realized capital gains                         (0.86)             (2.97)            (1.04)             (0.69)          (0.86)
                                                      -----              -----             -----              -----           -----
   Total distributions                                (1.01)             (3.24)            (1.28)             (0.96)          (1.07)
                                                      -----              -----             -----              -----           -----
Net asset value, end of year                   $      10.34       $       9.87      $      12.96       $      11.65     $      11.32
                                               ============       ============      ============       ============     ============
Total return                                          13.61%              2.99%            24.11%             12.18%          15.41%
Net assets, end of year ($000)                 $      8,762       $      8,518 $           9,514       $      8,702     $      9,348
Ratio of expenses to average net assets                1.79%              1.75%             1.71%              1.77%           1.76%
Ratio of net income to average net assets              0.68%              2.61%             1.42%              2.33%           2.10%

Portfolio turnover rate                              276.73%            280.78%           105.11%            133.00%         78.64%




                                           Merriman Mutual Funds
                                       Financial Highlights (continued)

                                                                         Capital Appreciation Fund
                                                                (for a share outstanding throughout the year)

                                                                         Year Ended September 30,

                                                    1999               1998              1997              1996              1995
                                                    ----               ----              ----              ----              ----

Net asset value, beginning of year             $       9.06      $       12.02     $       10.93      $       11.69      $     10.82
                                               ------------      -------------     -------------      -------------      -----------
Income from investment operations

  Net investment income                                0.15               0.19              0.06               0.19             0.09
  Net gains or losses on securities
   (realized and unrealized)                           1.19              (0.74)             2.13               0.37             1.56
                                                       ----              -----              ----               ----             ----
   Total from investment operations                    1.34              (0.55)             2.19               0.56             1.65
                                                       ----              -----              ----               ----             ----
Less distributions:

  From investment income                              (0.06)             (0.20)            (0.06)             (0.22)          (0.07)
  From realized capital gains                         (0.35)             (2.21)            (1.04)             (1.10)          (0.71)

   Total distributions                                (0.41)             (2.41)            (1.10)             (1.32)          (0.78)
                                                      -----              -----             -----              -----           -----
Net asset value, end of year                   $       9.99       $       9.06      $      12.02        $     10.93       $    11.69
                                               ============       ============      ============        ===========       ==========
Total return                                          14.83%             (3.87)%           21.93%              5.69%          16.43%

Net assets end of year ($000)                  $     12,243       $     12,644      $     15,567        $    16,665       $   22,205
Ratio of expenses to average net assets                1.81%              1.81%             1.79%              1.84%           1.78%
Ratio of net income to average net assets              1.47%              1.64%             0.58%              1.74%           0.80%

Portfolio turnover rate                              310.65%            446.18%           114.36%            254.77%         146.40%


                                                                            Asset Allocation Fund
                                                                  (for a share outstanding throughout the year)

                                                                           Year Ended September 30,

                                                    1999               1998             1997               1996              1995
                                                    ----               ----             ----               ----              ----
Net asset value, beginning of year             $       9.70      $       11.88     $       11.61      $       11.21    $       11.22
                                               ------------      -------------     -------------      -------------    -------------
Income from investment operations

  Net investment income                                0.28               0.40              0.26               0.30             0.25
  Net gains or losses on securities
   (realized and unrealized)                           0.84              (0.76)             1.27               0.50             0.62
                                                       ----              -----              ----               ----             ----
   Total from investment operations                    1.12              (0.36)             1.53               0.80             0.87
                                                       ----              -----              ----               ----             ----
Less distributions:

  From investment income                              (0.08)             (0.48)            (0.33)             (0.16)          (0.25)
  From realized capital gains                         (0.33)             (1.34)            (0.93)             (0.24)          (0.63)
                                                      -----              -----             -----              -----           -----
   Total distributions                                (0.41)             (1.82)            (1.26)             (0.40)          (0.88)
                                                      -----              -----             -----              -----           -----
Net asset value, end of year                   $      10.41      $        9.70     $       11.88      $       11.61     $      11.21
                                               ============      =============     =============      =============     ============
Total return                                          11.69%             (2.57)%           14.43%               7.41%          8.49%
Net assets end of year ($000)                  $     10,641      $       12,168    $      16,543      $       17,733    $     22,632
Ratio of expenses to average net assets                1.84%               1.84%            1.78%               1.82%          1.76%
Ratio of net income to average net assets              2.63%               3.63%            2.26%               2.53%          2.11%

Portfolio turnover rate                              327.72%             351.19%          161.57%             204.55%        288.45%




                                                   MERRIMAN MUTUAL FUNDS
                                            FINANCIAL HIGHLIGHTS (continued)

                                                                         Leveraged Growth Fund
                                                              (for a share outstanding throughout the year)

                                                                        Year Ended September 30,

                                                   1999                1998             1997                1996             1995
                                                   ----                ----             ----                ----             ----

Net asset value, beginning of year            $       10.66      $       14.85     $       12.30      $       12.30      $     10.42
                                              -------------      -------------     -------------      -------------      -----------
Income from investment operations

  Net investment income (loss)                        (0.06)              0.06             (0.20)             (0.08)          (0.04)
  Net gains or losses on securities
   (realized and unrealized)                           2.63              (1.18)             3.33               0.84             2.33
                                                       ----              -----              ----               ----             ----
   Total from investment operations                    2.57              (1.12)             3.13               0.76             2.29
                                                       ----              -----              ----               ----             ----
Less distributions:

  From investment income                                  -              (0.06)                -                  -           (0.07)
  From realized capital gains                         (0.66)             (3.01)            (0.58)             (0.76)          (0.34)
                                                      -----              -----             -----              -----           -----
   Total distributions                                (0.66)             (3.07)            (0.58)             (0.76)          (0.41)
                                                      -----              -----             -----              -----           -----
Net asset value, end of year                  $       12.57      $       10.66      $      14.85       $      12.30       $    12.30
                                              =============      =============      ============       ============       ==========
Total return                                          24.33%             (6.71)%           26.66%              6.85%          22.85%

Net assets end of year ($000)                 $      18,754      $      15,488      $     17,785       $     15,69             9,686
Ratio of expenses to average net assets (a)            2.60%              3.13%             4.13%             3.70%            2.82%
Ratio of net income (loss) to average net assets      (0.46)%             0.46%            (1.52)%           (0.78)%         (0.68)%

Portfolio turnover rate                              307.56             351.46%           130.36%           247.36%           87.50%


(a) Expenses include interest expense of 0.83%, 1.38%, 2.36%, 1.95% and 1.01% for 1999, 1998, 1997, 1996 and 1995, respectively.

INFORMATION RELATING TO OUTSTANDING DEBT DURING THE YEAR SHOWN BELOW.



                                                Average              Average Number

                       Amount of Debt        Amount of Debt            of Shares               Average Amount of
                       Outstanding at         Outstanding              Outstanding              Debt per Share

Year ended               End of Year         During the Year          During the Year           During the Year


September 30, 1999      $        -             $1,708,403                1,475,597                   $1.16

September 30, 1998      $        -             $2,521,205                1,403,276                   $1.80

September 30, 1997      $7,000,000             $4,295,452                1,250,115                   $3.44

September 30, 1996      $5,800,000             $2,981,434                1,156,941                   $2.58

September 30, 1995      $4,000,000             $779,589                    656,687                   $1.19


                           MERRIMAN INVESTMENT TRUST
                   NOTES TO FINANCIAL STATEMENTS, (UNAUDITED)

NOTE 1 - ORGANIZATION

     Merriman  Flexible  Bond  Fund,  Merriman  Growth & Income  Fund,  Merriman
Capital Appreciation Fund, Merriman Asset Allocation Fund, and Merriman Leveraged Growth Fund (the "Funds") are separate series of Merriman Investment Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in 1987 as a Massachusetts Business Trust and may issue an unlimited number of shares of beneficial interest without par value in separate classes of "funds."

     Each fund has specific investment objectives: The objectives of the Flexible Bond Fund are income, preservation of capital and, secondarily, growth of capital. The objectives of the Growth & Income Fund are long-term growth of capital, income and, secondarily, preservation of capital. The objective of the Capital Appreciation Fund is capital appreciation. The objectives of the Asset Allocation Fund are high total return consistent with reasonable risk. The objective of the Leveraged Growth Fund is capital appreciation through the use of leverage and other investment practices.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed in the preparation of the Trust's financial statements. The policies are in conformity with generally accepted accounting principles.

A. SECURITY VALUATION. Short-term debt securities are valued at amortized cost, which approximates market value. Investments in regulated investment companies (mutual funds) are valued at the net asset value per share.

B. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. INCOME RECOGNITION. Dividend income and distributions to shareholders are recorded on the "ex-dividend" date. Interest income is accrued daily.

D. SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net income and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for post-October losses.

F. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the report period. Actual results may differ from these estimates.

NOTE 3 - INVESTMENT MANAGEMENT AGREEMENT

     Merriman Investment Management Company (the "Manager") receives investment advisory fees from the Funds. As compensation for its services, the Manager is paid a fee which is calculated at an annual rate based on the average daily net assets of each Fund as follows:

                                              Flexible Bond            All Other
                                                  Fund                   Funds

        On the first $250 million                1.000%                  1.250%
        On the next $250 million                  .875%                  1.125%
        On all above $500 million                 .750%                  1.000%

The Manager has agreed to limit each Fund's expenses. In the event that a Fund's expenses exceed any such limitations, the Manager either waives its fees and/or reimburses such fund to the extent required to conform to such limitations. Currently, the maximum expense which each Fund may incur, expressed as a percentage of average net assets, is 2.5% of the first $30 million, 2% of the next $70 million, and 1.5% of all over $100 million.

The Manager has voluntarily reduced the expense limit to 2% of the first $15 million in net assets, 1.5% on the next $35 million, and 1% of net assets over $50 million for the Merriman Capital Appreciation Fund, the Merriman Asset Allocation Fund, and the Merriman Growth & Income Fund, to 2% of the first $15 million in net assets, 1.5% of the next $15 million in net assets, and 1% of net assets over $30 million for the Merriman Leveraged Growth Fund (exclusive of interest expense), and to 1.5% on the first $30 million in net assets and 1.0% of net assets over $30 million for the Merriman Flexible Bond Fund.

For the year ended September 30, 1999, the Advisor made expense reimbursements in the amount of $5,550 to the Merriman Flexible Bond Fund..

Certain trustees and officers of the trust are also officers of the Manager.

NOTE 4 - BANK LINE OF CREDIT

     The Merriman Leveraged Growth Fund pays $14,000 per year to maintain an unsecured $7,000,000 bank line of credit; borrowings under this arrangement bear interest at the bank's prime rate. No compensating balances are required.

Balance outstanding at September 30, 1999 was $0.

NOTE 5 - (SEE FOLLOWING)

NOTE 6 - (SEE FOLLOWING)

                           MERRIMAN INVESTMENT TRUST
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5 - CAPITAL SHARES

At September 30, 1999, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                      MERRIMAN FLEXIBLE BOND FUND               MERRIMAN GROWTH & INCOME FUND

                                      ---------------------------               -----------------------------

                                 YEAR ENDED               YEAR ENDED                    YEAR ENDED              YEAR ENDED
                                SEPTEMBER 30,           SEPTEMBER 30,                  SEPTEMBER 30,           SEPTEMBER 30,

                                    1999                    1998                          1999                    1998
                                    ----                     ----                          ----                    ----
                            SHARES       VALUE        SHARES        VALUE         SHARES        VALUE      SHARES        VALUE

                            ------       -----        ------        -----         ------        -----      ------        -----

Shares sold...............  211,281   $ 2,149,600     120,276    $ 1,244,591      57,835    $   605,966    91,829    $     921,821
Shares issued in
  reinvestment  of

  distributions...........   30,471       306,733      67,777        691,809      67,030        684,375   247,885        2,284,641

                            241,752     2,456,333     188,053      1,936,400     124,865      1,290,341   339,714        3,206,462
Shares redeemed........... (179,288)   (1,819,511)   (308,064)    (3,170,368)   (140,428)    (1,454,084) (210,649)      (2,159,387)
                           --------    ----------    --------     ----------    --------     ----------  --------       ----------
Net increase (decrease)...   62,464   $   636,822    (120,011)   $(1,233,968)    (15,563 )  $  (163,743)  129,065    $   1,047,075
                             ======   ===========    ========    ===========     =======    ===========   =======    =============


                                      MERRIMAN CAPITAL APPRECIATION FUND        MERRIMAN ASSET ALLOCATION FUND

                                      ----------------------------------        ------------------------------

                                 YEAR ENDED               YEAR ENDED                    YEAR ENDED              YEAR ENDED
                                SEPTEMBER 30,           SEPTEMBER 30,                  SEPTEMBER 30,           SEPTEMBER 30,

                                    1999                    1998                          1999                    1998
                                    ----                    ----                          ----                    ----
                             SHARES       VALUE        SHARES        VALUE         SHARES        VALUE      SHARES        VALUE

                             ------       -----        ------        -----         ------        -----      ------        -----

Shares sold..............   93,407   $   929,648     62,795    $    592,751      62,981   $    636,697    78,757     $    789,442
Shares issued in
  reinvestment of

   distributions.........   55,577       543,541    335,412       2,928,073      45,752        457,519   244,854        2,305,794
                            ------       -------    -------       ---------      ------        -------   -------        ---------
                           148,984     1,473,189    398,207       3,520,824     108,733      1,094,216   323,611        3,095,236
Shares redeemed.......... (319,717)   (3,151,212)  (297,864)     (2,943,494)   (341,204)    (3,444,728) (461,409)      (4,714,569)
                          --------    ----------   --------      ----------    --------     ----------  --------       ----------
Net increase (decrease).. (170,733)  $(1,678,023)   100,343    $    577,330    (232,471)  $ (2,350,512) (137,798)     $(1,619,333)
                          ========   ===========    =======    ============    ========   ============  ========      ===========




                         MERRIMAN LEVERAGED GROWTH FUND

                         ------------------------------

                              YEAR ENDED                     YEAR ENDED
                             SEPTEMBER 30,                  SEPTEMBER 30,

                                1999                            1998
                                ----                            ----
                         SHARES         VALUE         SHARES           VALUE

                         ------         -----         ------           -----
Shares sold...........   414,476     $ 5,025,322      253,147       $ 2,918,102
Shares issued in
  reinvestment of

  distributions.......    73,400         887,306      340,688         3,491,844
                          ------         -------      -------         ---------
                         487,876       5,912,628      593,835         6,409,946
Shares redeemed.......  (449,613)     (5,420,614)    (338,631)       (3,948,058)
                        --------      ----------     --------        ----------
Net increase..........    38,263     $   492,014      255,204       $ 2,461,888
                          ======     ===========      =======       ===========


NOTE 6 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term investments and money market funds for the year ended September 30, 1999 were as follows:

                                     Purchases               Sales

Merriman Flexible Bond Fund         $15,308,966           $17,678,627
Merriman Growth & Income Fund        18,159,714            17,796,874
Merriman Capital Appreciation Fund   27,316,956            31,094,350
Merriman Asset Allocation Fund       25,750,169            27,490,118
Merriman Leveraged Growth Fund       52,185,135            55,488,967

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To The Board of Trustees and Shareholders of Merriman Investment Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Merriman Investment Trust, consisting of the Merriman Flexible Bond Fund, Merriman Growth & Income Fund, Merriman Capital Appreciation Fund, Merriman Asset Allocation Fund, and Merriman Leveraged Growth Fund as of September 30, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the statement of cash flows of Merriman Leveraged Growth Fund for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Merriman Investment Trust at September 30, 1999, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, Merriman Leveraged Growth cash flows for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

Philadelphia, Pennsylvania                                  Tait, Weller & Baker
October 21, 1999